Consolidated Statement of Changes in Stockholders' Equity(Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Changes in Stockholders' Equity
Cash Dividends at per share	$ 0.86	$ 0.82	$ 0.78